RECAPITALIZATION (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2025	Feb. 17, 2025	Dec. 31, 2024	Dec. 31, 2023
Common shares, par value	$ 0.0001		$ 0.0001
Voting interest percentage	64.40%
Business Combination gross proceeds amount	$ 811,370
Transaction costs	$ 545,543
Number of warrants to purchase shares issued			44,000,000	7,500,000
IPO [Member]
Number of warrants to purchase shares issued	14,374,969
Private Placement [Member]
Number of warrants to purchase shares issued	9,763,333
Securities Purchase Agreement [Member] | Cobra Alternative Capital Strategies LLC [Member]
Aggregate principal amount		$ 3,750,000
Conversion price per share		92.50%
Floor price per share		4.00%
Common Class A [Member]
Common shares, par value	$ 0.0001
Common Stock [Member]
Transaction costs		$ 350,000,000
Share price	$ 11.50